DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Contract Amounts of Derivative Financial Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,941	¥12,225
Interest rate swaps	963	120

Total	¥13,904	¥12,345
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥130,346	¥163,526

Total derivatives	¥144,250	¥175,871

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

		March 31,
	Location	2012	2013
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥135	¥105
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥324	¥851

Total derivative assets		¥459	¥956

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥256	¥192
Interest rate swaps	Other current liabilities	28	22

Total		¥284	¥214

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥4,884	¥9,041

Total derivative liabilities		¥5,168	¥9,255

Aggregate Contract Amounts of Derivative Financial Instruments

The location and amount of derivative financial instruments included in the comprehensive income for the years ended March 31, 2011, 2012 and 2013 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Foreign currency forward contracts	¥27	¥(51)	¥23
Interest rate swaps	25	10	(21)

Total	¥52	¥(41)	¥2

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(102)	¥12	¥97
Foreign currency forward contracts	Cost of sales	259	9	(248)
Interest rate swaps	Interest expense	20	13	24

Total		¥177	¥34	¥(127)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥9	¥(14)	¥(21)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(3,114)	¥(1,310)	¥(3,630)
Currency swaps	Foreign currency transaction gains, net	16	(7)	—

Total		¥(3,098)	¥(1,317)	¥(3,630)